Note 8 - Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
Option numbers are in (000’s)
		Three months ended June 30, 2018	Weighted average	Aggregate
	Options	Weighted average exercise price	remaining contractual life (years)	Intrinsic Value

Outstanding, beginning of year	2,344	$3.46
Granted	2,084	2.96
Exercised	(77)	2.31
Expired	-	-
Forfeited	(18)	2.01
Outstanding, end of the period	4,333	3.16	8.2	$4,486,981
Exercisable, end of the period	2,561	3.51	7.5	2,180,402
Vested and expected to vest, end of the period	4,067	3.20	8.2	4,140,994

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Six months ended June 31, 2018	Six months ended June 30, 2017

Risk-free interest rate	2.39%	1.24%
Expected dividend yield	-	-
Expected volatility	93.9%	100.2%
Expected life of options (in years)	5	5
Grant date fair value	$2.14	$0.81

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Six months ended, June 30, 2018		Six months ended, June 30, 2017
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Outstanding, beginning of period	-	$-	-	$-
Granted	-	-	150	1.14
Redeemed	-	-	(150)	1.14
Outstanding, end of period	-	$-	-	$-

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended June 30,		Nine months ended June 30,
	2018	2017	2018	2017

Research and development	$152	$73	$518	$124
General and administrative	363	376	2,225	386
	$515	$449	$2,743	$510